Contingencies and Commitments - Schedule of Subsidiary Established a Guarantee in an Insurance Policy (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Shares received as collateral for simultaneous operations:
Santiago Securities Exchange, Stock Exchange	$ 9,171	$ 17,070
Electronic Chilean Securities Exchange, Stock Exchange	32,024	11,432
Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	7,843	7,820
Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,142
Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	4,744	2,350
Cash guarantees received for operations with derivatives	3,931	1,062
Cash guarantees for operations with derivatives	4,043	6,142
Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	101	189
Depósito Central de Valores S.A.	2,227	276
Total	$ 66,232	$ 48,483